Pension plan and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	R$ 55,173	R$ 62,926
Fair value of the plan assets	(81,658)	(80,343)
Excess present value of obligations over fair value of assets	(26,485)	(17,417)
Amount recognized in other comprehensive income	18,359	11,876
Net actuarial liabilities/(assets)	(8,126)	R$ (5,541)
PBS [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	32,363
Fair value of the plan assets	(54,193)
Excess present value of obligations over fair value of assets	(21,830)
Amount recognized in other comprehensive income	12,699
Net actuarial liabilities/(assets)	(9,131)
PBS Assisted [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	8,704
Fair value of the plan assets	(16,406)
Excess present value of obligations over fair value of assets	(7,702)
Amount recognized in other comprehensive income	5,365
Net actuarial liabilities/(assets)	(2,337)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	96
Fair value of the plan assets	(255)
Excess present value of obligations over fair value of assets	(159)
Amount recognized in other comprehensive income	40
Net actuarial liabilities/(assets)	(119)
PAMEC Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	1,080
Fair value of the plan assets
Excess present value of obligations over fair value of assets	1,080
Net actuarial liabilities/(assets)	1,080
AES Telecom [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	10,549
Fair value of the plan assets	(10,804)
Excess present value of obligations over fair value of assets	(255)
Amount recognized in other comprehensive income	255
Net actuarial liabilities/(assets)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	2,381
Fair value of the plan assets
Excess present value of obligations over fair value of assets	2,381
Net actuarial liabilities/(assets)	R$ 2,381